Summary of Business and Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Detail)	12 Months Ended
Dec. 31, 2014
Leasehold Improvements
Significant Accounting Policies [Line Items]
Estimated useful life	Over the shorter of the term of the lease or the useful life of the improvements
Minimum | Building
Significant Accounting Policies [Line Items]
Estimated useful life	20 years
Minimum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Minimum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Minimum | Computer Equipment
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum | Building
Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Maximum | Machinery and Equipment
Significant Accounting Policies [Line Items]
Estimated useful life	20 years
Maximum | Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated useful life	10 years
Maximum | Computer Equipment
Significant Accounting Policies [Line Items]
Estimated useful life	6 years